Derivative Interest rate swap contract List (Details) - 12 months ended Dec. 31, 2020 - Interest rate swap contracts $ in Thousands, ₩ in Millions		KRW (₩)	USD ($)
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2017~2022
Contract Interest rate Pay		2.01%
Contract Interest rate Receive		3M CD + 0.24%
Contract amount		₩ 100,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2017~2022
Contract Interest rate Pay		2.06%
Contract Interest rate Receive		3M CD + 0.27%
Contract amount		₩ 100,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2017~2021
Contract Interest rate Pay		2.45%
Contract Interest rate Receive		3M CD + 0.32%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2018~2038
Contract Interest rate Pay	[1]	2.56%
Contract Interest rate Receive		3.75%
Contract amount		₩ 30,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2018~2023
Contract Interest rate Pay		2.15%
Contract Interest rate Receive		3M CD + 0.19%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2018~2023
Contract Interest rate Pay		2.17%
Contract Interest rate Receive		3M CD + 0.19%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2018~2023
Contract Interest rate Pay		2.03%
Contract Interest rate Receive		3M CD + 0.21%
Contract amount		₩ 150,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2019~2024
Contract Interest rate Pay		1.87%
Contract Interest rate Receive		3M CD + 0.13%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Societe Generale
Derivative, Term of Contract		2017~2022
Contract Interest rate Pay		3M Libor + 3.44%
Contract Interest rate Receive		3.77%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2017~2032
Contract Interest rate Pay		3M Libor + 2.22%
Contract Interest rate Receive		2.60%
Contract amount		₩ 52,457
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2017~2032
Contract Interest rate Pay		3M Libor + 2.24%
Contract Interest rate Receive		2.62%
Contract amount		₩ 59,423
Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Export-import Bank of Korea
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67%
Contract Interest rate Receive		6M USD Libor
Contract amount | $			$ 15,893
Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		ING Bank
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67%
Contract Interest rate Receive		6M USD Libor
Contract amount | $			7,861
Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		BNP Paribas
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67%
Contract Interest rate Receive		6M USD Libor
Contract amount | $			7,861
Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		BNP Paribas
Derivative, Term of Contract		2009~2027
Contract Interest rate Pay		4.16%
Contract Interest rate Receive		6M USD Libor
Contract amount | $			69,509
Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		KFW
Derivative, Term of Contract		2009~2027
Contract Interest rate Pay		4.16%
Contract Interest rate Receive		6M USD Libor
Contract amount | $			69,509
Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Export-import Bank of Korea
Derivative, Term of Contract		2016~2036
Contract Interest rate Pay		3.00%
Contract Interest rate Receive		6M USD Libor
Contract amount | $			$ 75,929

[1]	2.56% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CD + 0.10% is applied thereafter. Depending on the counterparty exercising the right, the contract may be early settled on the same date every year from June 15, 2023.